Other operating income (Loss) - Other operating income (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other operating income (loss)
Refunds related to tax for R&D activities	€ 46,863	€ 43,996	€ 42,940
Refunds related to development of portfolios	0	16,600	34,174
France
Other operating income (loss)
Refunds related to tax for R&D activities	24,669	24,812	25,068
United Kingdom
Other operating income (loss)
Refunds related to tax for R&D activities	10,656	11,010	7,250
Just - Evotec Biologics
Other operating income (loss)
Customer refunds for equipment	€ 2,057	€ 2,058	€ 2,537